Summary of Significant Accounting Policies - Schedule of Reconciliation of Class A Ordinary Shares Reflected in the Balance Sheet (Detail) - VPC IMPACT ACQUISITION HOLDINGS [Member] - USD ($)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 14, 2021	Dec. 31, 2020
Reconciliation Of Class A Ordinary Shares Reflected In The Balance Sheet [Line Items]
Gross proceeds		$ 0	$ 203,224,580
Class A ordinary shares issuance costs		0	(397,793)
Class A ordinary shares subject to possible redemption	$ 207,372,020	207,372,020	207,372,020
Class A [Member]
Reconciliation Of Class A Ordinary Shares Reflected In The Balance Sheet [Line Items]
Gross proceeds	207,372,020	207,372,020
Proceeds allocated to Public Warrants	(13,275,495)	(13,275,495)
Class A ordinary shares issuance costs	(11,138,216)	(11,138,216)
Accretion of carrying value to redemption value	24,413,711	24,413,711
Class A ordinary shares subject to possible redemption	$ 207,372,020	$ 207,372,020	$ 207,372,020